SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Unaudited Interim Consolidated Financial Statements

a.Unaudited condensed interim consolidated financial statements:

The accompanying unaudited condensed interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") for interim financial information. In the opinion of management, the unaudited condensed interim consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company's consolidated financial statements.

The balance sheets as of December 31, 2021 have been derived from the audited consolidated financial statements of the Company at that date but does not include all information and footnotes required by U.S. GAAP for complete financial statements.

The accompanying unaudited condensed interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2021, included in the Company’s Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission ("SEC") on May 16, 2022. The significant accounting policies applied in the Company’s audited 2021 consolidated financial statements and notes thereto included in the Annual Report are applied consistently in these unaudited condensed interim consolidated financial statements.

Restatement of previously issued condensed interim consolidated financial statements

The Company restated its condensed interim consolidated statements of income (loss) and comprehensive income (loss), condensed interim consolidated statement of changes in shareholders’ equity, and the condensed interim consolidated statement of cash flows for the six months ended June 30, 2021.

A summary of adjustments to certain previously reported financial information for comparative purposes is included in Note 13.

For further information regarding the restatement to our condensed interim financial statements for the six months ended June 30, 2021, please refer to Note 2 in the accompanying notes to the audited consolidated financial statements for the year ended December 31, 2021, included in the Company’s Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission ("SEC") on May 16, 2022.

Use of estimates:

b.Use of estimates:

The preparation of the condensed interim consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the condensed interim consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Main areas that require significant estimates and assumptions by the Company’s management include contract costs, revenues (including variable consideration, determination of contracts duration, establishing stand-alone selling price for performance obligations) and profits or losses, application of percentage-of-completion accounting, provisions for uncollectible receivables and customer claims, impairment of inventories, impairment and useful life of long-lived assets, goodwill impairment, valuation allowance in respect of deferred tax assets, uncertain tax positions, accruals for estimated liabilities, including litigation and insurance reserves, and stock-based compensation. Actual results could differ from those estimates.

Principles of consolidation:

c.Principles of consolidation:

The condensed interim consolidated financial statements include the accounts of Gilat Satellite Networks Ltd. and its subsidiaries in which the Company has a controlling voting interest. Inter-company balances and transactions have been eliminated upon consolidation.

Recently issued accounting pronouncements - not yet adopted:

d.Recently issued accounting pronouncements – not yet adopted:

In March 2020, the FASB issued Update ASU 2020-04 'Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting' which provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by the reference rate reform. The amendments apply only to contracts and transactions that reference LIBOR or another reference rate expected to be discontinued as part of the reform. This ASU applies only to contracts or transactions entered into or evaluated before December 31, 2022. The Company continues to monitor what impact the discontinuance of LIBOR or another reference rate will have on the Company’s contracts and other transactions.